Partners' equity, net (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 02, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Partners Equity Net LineItems [Line Items]
Dividends recognised as distributions to owners		$ (28,135)	$ (15,021)	$ (10,488)
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid		656,484,745
Applicable Dividend Distribution Tax Rate	5.00%	6.80%
Dividends recognised as distributions to owners			(300,000)
Minera Yanacocha SRL and subsidiary [Member] | Ordinary shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid		1,214,528,739
Dividends recognised as distributions to owners			$ 300,000